Employees and directors, Share Based Payments on Continuing Operations Basis (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Share based payment arrangement [Abstract]
Share-based payments in comprehensive income	$ 17.0	$ 71.3
Share-based compensation - IFRS 2 charge	18.3	62.0	$ 70.9
Employer taxes	(1.3)	6.8	(6.6)
Continuing operations	17.0	68.8	64.3
Discontinued operations	0.0	2.5	0.0
Total	17.0	71.3	64.3
Trade and Other Payables [Member]
Share based payment arrangement [Abstract]
Employer taxes	0.6	1.9	20.6
Other Non-current Liabilities [Member]
Share based payment arrangement [Abstract]
Employer taxes	$ 0.0	$ 0.0	$ 0.5